RULE 497 DOCUMENT

On behalf of PIMCO Emerging Multi-Asset Fund (the “Fund”), a series of PIMCO Equity Series, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as an exhibit to this filing relate to each form of prospectus filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(e) on June 17, 2011 (Accession No. 0001193125-11-167733), each of which is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

EX-101.INS      XBRL Instance Document

EX-101.SCH    XBRL Taxonomy Extension Schema Document

EX-101.DEF    XBRL Taxonomy Extension Definition Linkbase Document

EX-101.PRE    XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.LAB    XBRL Taxonomy Extension Labels Linkbase Document